Subsequent events - Additional Information (Detail) - Aug. 11, 2022 - ATM Financing Facility [Member] $ / shares in Units, $ in Thousands, $ in Thousands	USD ($) shares	AUD ($) $ / shares shares
Cash flows from (used in) financing activities [abstract]
Proceed from financing facility	$ 2,530	$ 3,670
Weighted average share price | $ / shares		$ 0.005
Number of shares outstanding | shares	149,636,656	149,636,656
Percentage Of Day Trading Volume	5.00%	5.00%